Schedule of Results of the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Professional Fees	$ 63,111	$ 62,871	$ 72,234
General and administrative expenses	196,488	79,927	116,135
Depreciation	189	255	501
Net operating loss	(371,478)	(254,416)	(297,302)
Other income	591	212	46
Foreign exchange gain (loss)	21,976	(13,681)	12,056
Net loss from discontinued operations	(173)	(13,031)	(88)
Discontinued Operations [Member]
Expenses
Field camps expenses	0	0	25,654
Professional Fees	0	2,149	2,494
General and administrative expenses	0	10,867	18,293
Impairments	173	295	0
Depreciation	0	24	10,408
Net operating loss	(173)	(13,335)	(56,849)
Other income	0	0	57,226
Foreign exchange gain (loss)	0	304	(465)
Net loss from discontinued operations	$ (173)	$ (13,031)	$ (88)